PROMISSORY NOTES - RELATED PARTY	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
PROMISSORY NOTES ? RELATED PARTY [Abstract]
PROMISSORY NOTES ? RELATED PARTY

NOTE 7 - PROMISSORY NOTES - RELATED PARTY

Promissory notes - related party totaled $910,000 and $224,625 as of June 30, 2014 and December 31, 2013, respectively, as described below:

	June 30,2014	December 31,2013
	(Unaudited)
Promissory note issued to a company owned by one of the stockholders in October 2013 with a term of six months and bear interest at the rate of 15%. The proceeds from the note were used to pay the deposit to purchase the Company's building located in Longwood, Florida. In March 2014 the Company paid the promissory note balance of $120,000.	$-	$120,000

Promissory notes issued to two directors in October 2013, in place of the Company's expense reimbursement, the notes have a term of six months and bear interest at the rate of 15%. In March 2014 the Company paid the promissory notes in the amount of $62,125.	-	62,125

Promissory note issued to a stockholder in November 2013 with a term of six months and bear interest at the rate of 15%. In March 2014 the Company paid the promissory note in the amount of $20,000.	-	20,000

Promissory note issued to a stockholder in December 2013 with a term of six months and bear interest at the rate of 15%. In March 2014 the Company paid the promissory note in the amount of $22,500.	-	22,500

Promissory note issued to a company owned by one of the stockholders in March 2014, due in September 2014 and bear interest at the rate of 15% per annum.	600,000	-

Promissory note issued to a company owned by one of the stockholders in June 2014, due in November 2014 and bear interest at the rate of 15% per annum.	310,000	-
	$910,000	$224,625

8. PROMISSORY NOTES - RELATED PARTY

Promissory notes - related party totaled $240,790 and $0 as of December 31, 2013 and 2012, respectively, as described below:

	2013	2012

Promissory note issued to a company owned by one of the stockholders in October 2013 with a term of six months and bear interest at the rate of 15%. The proceeds from the note were used to pay the deposit to purchase the Company's building located in Longwood, Florida (see Note 3)	$120,000	$-

Promissory notes issued to two directors in October 2013, in place of the Company's expense reimbursement, the notes have a term of six months and bear interest at the rate of 15%.	62,125	-

Promissory note issued to a stockholder in November 2013 with a term of six months and bear interest at the rate of 15%.	20,000	-

Promissory note issued to a stockholder in December 2013 with a term of six months and bear interest at the rate of 15%.	22,500	-

	$224,625	$-